Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct. 29, 2011
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Munder Index 500 Fund
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to provide performance and income that is comparable to the S&P 500® Index.

Expense, Heading	rr_ExpenseHeading	FEES & EXPENSES OF THE FUND
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the
Munder Funds.  More information about these and other discounts is available from your financial professional and in the section entitled "Applicable Sales
Charges" on page 9 of the Fund's Prospectus and the section entitled "Additional
Purchase, Redemption, Exchange and Conversion Information" on page 58 of the
Statement of Additional Information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Munder Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Expense Example, Closing	rr_ExpenseExampleClosingTextBlock
The example does not reflect sales charges (loads) on reinvested dividends and other distributions because sales charges (loads) are not imposed by the Fund on reinvested dividends and other distributions.

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The sub-advisor invests, under normal circumstances, at least 80% of the Fund's assets in equity securities of companies in the S&P 500® Index. This investment strategy may not be changed without 60 days' prior notice to shareholders. For purposes of this investment strategy, assets of the Fund means net assets plus the amount of any borrowings for investment purposes.  In practice, the Fund typically holds all 500 of the stocks in the S&P 500® Index, which is a capitalization-weighted index that measures the performance of the large-capitalization sector of the U.S. stock market.

The Fund is managed through the use of a "quantitative" or "indexing" investment approach, which tries to replicate the composition and performance of the S&P
500® Index through statistical procedures.  The sub-advisor invests in stocks that are included in the S&P 500® Index in approximately the same proportions as they are represented in the index.  As a result, the sub-advisor does not use traditional methods of stock selection, i.e., it does not select stocks on the basis of economic, financial and market analysis.

The Fund seeks to achieve a correlation between the performance of its portfolio and the S&P 500® Index of at least 0.95.  A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P
500® Index.

The sub-advisor uses futures contracts to manage cash, accrued dividends and other non-performing assets in an effort to minimize performance disparity between the Fund and the S&P 500® Index.

Risk, Heading	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
You may lose money if you invest in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.  The principal risks associated with investment in the Fund are as follows:

Stock Market Risk

The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically fluctuated in periodic cycles.

Tracking Risk

The Fund's ability to track the return of the S&P 500® Index is impacted by the fact that the Fund pays fees and transaction costs, while the Index does not;
therefore, the Fund's returns are likely to be lower than those of the Index.
Tracking variance may also result from the impact of share purchases, redemptions and other factors not affecting the Index.

Index Strategy Risk

The Fund will invest in the securities included in the S&P 500® Index regardless of market trends. As a result, the Fund does not modify its investment strategy to respond to changes in the economy, which means it may be particularly susceptible to a general decline in the large-capitalization sector of the U.S.
stock market.

Derivatives Risk

Derivatives, such as futures contracts, are subject to the risk that small price movements can result in substantial gains or losses. Derivatives also entail the risk of mispricing or improper valuation and the risk that changes in value of the derivative may not correlate perfectly with the relevant securities, assets or indices.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money if you invest in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index. When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information on our website,
www.munderfunds.com, or by calling (800) 468-6337.

The annual returns in the bar chart are for the Fund's least expensive class of shares, Class Y shares. Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risk of an investment in the Fund by showing the changes in the Fund's performance from year to year over the past ten years and by showing the Fund's average annual total returns for different calendar periods over the life of the Fund compared to those of a broad-based securities market index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	(800) 468-6337
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.munderfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	When you consider this information, please remember the Fund's performance in past years (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	TOTAL RETURN (%) per calendar year
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	Due to differing sales charges and expenses, the performance of classes not shown in the bar chart will be lower.
Bar Chart, Closing	rr_BarChartClosingTextBlock
YTD through 9/30/11:  -9.02%
Best Quarter:         15.83%   (quarter ended 6/30/09)
Worst Quarter:       -22.12%   (quarter ended 12/31/08)

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock
The index returns from inception for Class Y, A, B, K and R shares are as of
12/1/91, 12/1/92, 11/1/95, 12/1/92 and 8/1/04, respectively. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. If there is a capital loss at the end of the period, the return after taxes on the distributions and sale of Fund shares may exceed the return before taxes due to the tax benefit of realizing a capital loss upon the sale of
Fund shares, which is factored into the result. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After tax-returns are shown only for the Class Y shares. The after-tax returns of the
Class A, B, K and R shares will vary from those shown for the Class Y shares because, as noted above, each class of shares has different sales charges, distribution fees and/or service fees, and expenses.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS for periods ended December 31, 2010 (including maximum sales charges)
Munder Index 500 Fund (Prospectus Summary) | Munder Index 500 Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	YTD through 9/30/11:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(9.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.12%)
Munder Index 500 Fund | S&P 500® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1991
Average Annual Returns, Since Inception Secondary	ck0001214511_AverageAnnualReturnSinceInceptionSecondary	8.18%
Average Annual Returns, Inception Date Secondary	ck0001214511_AverageAnnualReturnInceptionDateSecondary	Dec. 01, 1992
Average Annual Returns, Since Inception Tertiary	ck0001214511_AverageAnnualReturnSinceInceptionTertiary	7.13%
Average Annual Returns, Inception Date Tertiary	ck0001214511_AverageAnnualReturnInceptionDateTertiary	Nov. 01, 1995
Average Annual Returns, Since Inception Quaternary	ck0001214511_AverageAnnualReturnSinceInceptionQuaternary	8.18%
Average Annual Returns, Inception Date Quaternary	ck0001214511_AverageAnnualReturnInceptionDateQuaternary	Dec. 01, 1992
Average Annual Returns, Since Inception Quinary	ck0001214511_AverageAnnualReturnSinceInceptionQuinary	4.20%
Average Annual Returns, Inception Date Quinary	ck0001214511_AverageAnnualReturnInceptionDateQuinary	Aug. 01, 2004
Munder Index 500 Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%	[1]
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	706
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,276
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	326
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	706
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,276
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 09, 1992
Munder Index 500 Fund | Class B Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	3.00%	[3]
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	413
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	659
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	929
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,667
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	459
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,667
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS B Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.28%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.35%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 31, 1995
Munder Index 500 Fund | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	476
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,060
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	476
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,060
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS K Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.25%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 07, 1992
Munder Index 500 Fund | Class R Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	612
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,353
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	113
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	353
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	612
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,353
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS R Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.95%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.41%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 29, 2004
Munder Index 500 Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.19%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	762
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	340
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 762
Annual Return 2001	rr_AnnualReturn2001	(12.27%)
Annual Return 2002	rr_AnnualReturn2002	(22.50%)
Annual Return 2003	rr_AnnualReturn2003	28.20%
Annual Return 2004	rr_AnnualReturn2004	10.43%
Annual Return 2005	rr_AnnualReturn2005	4.51%
Annual Return 2006	rr_AnnualReturn2006	15.37%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	(37.31%)
Annual Return 2009	rr_AnnualReturn2009	26.43%
Annual Return 2010	rr_AnnualReturn2010	14.48%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.48%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.93%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.29%
Munder Index 500 Fund | Class Y Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.85%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.33%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1991
Munder Index 500 Fund | Class Y Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	CLASS Y Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.60%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 01, 1991

[1]	The sales charge declines as the amount invested increases.
[2]	The distributor has voluntarily agreed to waive a portion of its Rule 12b-1 fees with respect to Class A and Class B shares for the current fiscal year. The distributor may discontinue the fee waiver at any time in its sole discretion. As a result of the fee waivers, the Fund's 12b-1 Fees and Total Annual Fund Operating Expenses would be 0.15% and 0.76%, respectively, for Class A shares, and 0.50% and 1.11%, respectively, for Class B shares.
[3]	A deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class B shares within six years of purchase and declines over time.
[4]	Under the Fund's Distribution Agreement, Rule 12b-1 fees are limited to 0.50% of the average daily net assets of the Fund attributable to its Class R shares.